Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Plan Termination	Plan Termination:
The Plan Sponsor reserves the right to terminate the Plan at any time, subject to the provisions of ERISA. Upon such termination of the Plan, the interest of each participant in the Plan will be distributed to such participant or his or her beneficiary at the time prescribed by the Plan terms and the Internal Revenue Code. Upon termination of the Plan, the Trustee shall pay all liabilities and expenses of the Plan.